Document and Entity Information	Jan. 31, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001002047
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	NetApp, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	0-27130
Entity Tax Identification Number	77-0307520
Entity Address, Address Line One	3060 Olsen Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95128
City Area Code	(408)
Local Phone Number	822-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	NTAP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false